Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
REVENUE			$ 0	$ 0	$ 0	$ 0
OPERATING AND ADMINISTRATIVE EXPENSES
Research and development	374,206	39,975	422,721	61,424	456,274	191,069
General and administrative expenses	122,450	60,988	395,508	89,460	568,764	101,031
Goodwill impairment			404,169
TOTAL OPERATING AND ADMINISTRATIVE EXPENSES	496,656	100,963	1,222,398	150,884	1,025,038	292,100
LOSS FROM OPERATIONS	(496,656)	(100,963)	(1,222,398)	(150,884)	(1,025,038)	(292,100)
OTHER INCOME (EXPENSE)
Interest income	279		279			49
Interest expense - stockholder	(1,767)		(7,161)		(11,473)
Foreign currency exchange gain (loss)	543	(8,156)	(6,599)	3,974	13,089	(10,430)
Change in fair value of derivative liability	(26,887)		(28,394)
TOTAL OTHER INCOME (EXPENSE)	(27,832)	(8,156)	(41,875)	3,974	1,616	(10,381)
NET LOSS	(524,488)	(109,119)	(1,264,273)	(146,910)	(1,023,422)	(302,481)
COMPREHENSIVE LOSS
Foreign exchange translation loss	21,868	12,815	22,292	(109)	(1,070)	(156,338)
TOTAL COMPREHENSIVE LOSS	$ (502,620)	$ (96,304)	$ (1,241,981)	$ (147,019)	$ (1,024,492)	$ (458,819)
Net loss per common share - basic and diluted (in dollars per share)	$ (14.93)	$ (0.02)	$ (0.71)	$ (0.02)	$ (0.15)	$ (0.05)
Weighted average common shares - basic and diluted (in shares)	35,130	6,612,838	1,781,338	6,612,838	6,613,338	6,613,338